Convertible Debentures (Details Narrative) - CAD ($)	1 Months Ended		12 Months Ended
	May 31, 2024	May 26, 2021	Dec. 31, 2024	Dec. 31, 2023	Nov. 12, 2024	Nov. 04, 2024	Jan. 12, 2024	Jul. 10, 2023
Change in fair value			$ 296,534	$ 0
Interest rate		4.00%
November Debentures [Member]
Convertible debenture issued				$ 1,577,600
November debenture issued							$ 966,036
Converted common shares issued			30,526,321
Ataraxia Capital [Member]
Convertible debenture issued	$ 1,631,954					$ 676,995
Converted common shares issued			13,540,209
Additional november debenture					$ 550,296			$ 265,560
Conversion price	$ 0.143					$ 0.24
Description of subscription agreement	the Company signed a subscription agreement with Ataraxia Capital (“Ataraxia”) in which Ataraxia would purchase US$2,300,000 of convertible debentures. The terms of the convertible debentures issued to Ataraxia include an annual interest rate of 10%, paid quarterly
MCAPM LP [Member]
Convertible debenture pricipal amount	$ 2,773,660
Converted common shares issued	8,000,000
Conversion price	$ 0.25
Interest rate	10.00%
Mork Capital [Member] | November Debentures [Member]
Unsecured convertible debenture			$ 2,543,636
Debenture aggregate principal amount			$ 2,076,776
Converted common shares issued			10,353,982
Interest rate			10.00%
Conversion price			$ 0.1808